Diversified Return Emerging Markets Equity ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE EMERGING INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	26.01%	4.89%	8.56%
JP MORGAN DIVERSIFIED FACTOR EMERGING MARKETS EQUITY INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.68%	7.24%	8.39%
ETF
Prospectus [Line Items]
Average Annual Return, Percent	21.39%	6.65%	7.73%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.90%	5.40%	6.81%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.45%	4.94%	6.10%